Offerings	Feb. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A Blockchain Common Stock, par value $0.0001 per share
Amount Registered | shares	4,230,000
Proposed Maximum Offering Price per Unit	37.61
Maximum Aggregate Offering Price	$ 159,090,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,970.37
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the $40.46 (high) and $34.75 (low) sale price of shares of Class A common stock, $0.0001 par value per share (the "Common Stock") of Figure Technology Solutions, Inc. (the "Company"), as reported on the Nasdaq Stock Market on February 11, 2026, which date is within five business days prior to filing this Registration Statement on Form S-1.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share (2)
Amount Registered | shares	4,230,000
Proposed Maximum Offering Price per Unit	37.61
Maximum Aggregate Offering Price	$ 159,090,300.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,970.37
Offering Note	See footnote 1 Represents Common Stock, which consists of either (1) to the extent shares of Series A Blockchain Common Stock, par value $0.0001 per share (the "Blockchain Stock"), are not sold by the Company pursuant to the prospectus contained in this Registration Statement on Form S-1, shares of Common Stock offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1, or (2) to the extent not resold by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1, shares of Common Stock issuable upon conversion of Blockchain Stock. Under Rule 416 of the Securities Act, the number of shares of Common Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Common Stock that may be issued in connection with stock splits, stock dividends or similar transactions. Additionally, under Rule 457(i) of the Securities Act, there is no additional filing fee payable with respect to the shares of Common Stock issuable upon conversion of the Blockchain Stock because no additional consideration will be received in connection with the exercise of the conversion privilege.